Commitments and Contingencies - Joint Ventures (Detail) - USD ($)	1 Months Ended	6 Months Ended
	Oct. 31, 2014	Jun. 30, 2017	Dec. 31, 2015
Newbuildings
Long-term Purchase Commitment [Line Items]
Remainder of 2017		$ 853,800,000
2018		632,900,000
2019		249,100,000
Expected cost of project		$ 2,800,000,000
Odebrecht Oil & Gas S.A.
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	50.00%
Operating lease arrangement period, lessor		12 years
Expected cost of project	$ 1,000,000,000
Prepaid expense		$ 881,400,000
Contractual obligation due in 2017		123,200,000
Secured short-term loan refinanced with long-term debt facility			$ 804,000,000
Undrawn amount of revolving credit facility		90,100,000
Odebrecht Oil & Gas S.A. | OOG
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest	50.00%
Teekay LNG | BG Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Long-term Purchase Commitment [Line Items]
Secured financing		384,000,000
Capital Addition Purchase Commitments, Equity Method Investee
Long-term Purchase Commitment [Line Items]
Total		1,316,080,000
Remainder of 2017		248,879,000
2018		563,618,000
2019		305,833,000
2020		$ 197,750,000